Post-retirement benefits - Summary of movement in net defined benefit liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (658)	$ (723)
Amounts recognised in income statement	(142)	(147)
Amounts recognised in other comprehensive income	165	83
Employer contributions	98	107	$ 237
Assets transferred to defined contribution section	(8)	(7)
Currency exchange rate gains/(losses)	(6)	29
Ending balance	(551)	(658)	$ (723)
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(82)
Amounts recognised in income statement	(110)
Amounts recognised in other comprehensive income	144
Employer contributions	65
Assets transferred to defined contribution section	(8)
Currency exchange rate gains/(losses)	12
Ending balance	21	(82)
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(576)
Amounts recognised in income statement	(32)
Amounts recognised in other comprehensive income	21
Employer contributions	33
Assets transferred to defined contribution section	0
Currency exchange rate gains/(losses)	(18)
Ending balance	$ (572)	$ (576)